UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number  811-22839
Eagle Growth and Income Opportunities Fund

(Exact name of registrant as specified in charter)
100 Wall Street, 11th Floor
New York, NY 10005

(Address of principal executive offices) (Zip code)
Steven A. Baffico
100 Wall St., 11th Floor
New York, NY 10005

(Name and address of agent for service)
Copies of Communications to:
Stephen H. Bier
Allison M. Fumai
Dechert LLP
1095 Avenue of the Americas
New York, NY 10036
Registrant’s telephone number, including area code: (212) 701-4500
Date of fiscal year end:  December 31
Date of reporting period:  June 30, 2015
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB’’) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.
The Report to Shareholders is attached herewith.

Semi-Annual Report
June 30, 2015

Eagle Growth and Income Opportunities Fund
(NYSE: EGIF)

FourWood Capital Partners, L.L.C.
Insight. Integrity. Commitment.

EAGLE Asset Management

1-855-956-3927
www.fwcapitaladvisors.com/funds/egif

Eagle Growth and Income Opportunities Fund
Manager Commentary (unaudited)June 30, 2015

Fellow Shareholders:
On June 19, 2015, Four Wood Capital Advisors LLC (“FWCA”), Eagle Asset Management Inc. (“Eagle”), and Recon Capital Partners LLC (“Recon Capital”) were pleased to announce the initial public offering of the Eagle Growth & Income Opportunities Fund (the “Fund” or “EGIF”). We raised $121.6mm in net proceeds from the sale of shares, and the team went quickly to work to deploy the capital in the Fund’s strategy. Twelve days later at the end of the reporting period, the Fund had acquired investments (excluding short-term investments) fair valued at $117.1mm.
As of June 30, 2015, the Fund was invested across eight different asset classes, with the highest top three allocations to Common Stocks (50.5%), Preferred Stocks (14.9%) and Corporate Bonds (10.5%). EGIF held 164 securities across 152 issuers and was diversified across 43 industries.
On behalf of the teams at FWCA, Eagle and Recon Capital, we appreciate the confidence you’ve shown in us as the Investment Adviser and Sub Advisers. We look forward to reporting back on the Fund’s progress in six months. If you have any questions, please contact us directly at 855-456-FWCP(3927) or via email at info@fourwoodcapital.com. Additional information on the Fund is available at www.fwcapitaladvisors.com/funds/egif.
Sincerely,
Steven A. Baffico
President – Eagle Growth & Income Opportunities Fund
Managing Partner & CEO – Four Wood Capital Advisors LLC
   Eagle Growth and Income Opportunities Fund Semi-Annual Report | June 30, 2015   1

Eagle Growth and Income Opportunities Fund
Performance & Statistics (unaudited)June 30, 2015

EGIF’s Portfolio Composition(1)

Top 10 Holdings(1)
SPDR Barclays High Yield Bond ETF*	4.18%
iShares iBoxx High Yield Corporate Bond ETF*	4.17%
AT&T, Inc., Common Stock	1.86%
Ford Motor Co., Common Stock	1.84%
McDonald’s Corp., Common Stock	1.84%
General Electric Corp., Common Stock	1.81%
CenturyLink, Inc., Common Stock	1.69%
Altria Group, Inc., Common Stock	1.68%
General Mills, Inc., Common Stock	1.66%
Verizon Communications, Inc., Common Stock	1.65%
Total Top 10 Holdings	22.38%
EGIF Total Return
Since Inception(2)
Eagle Growth and Income Opportunities Fund
NAV	(1.78)%
Market Price	4.35%
*
Security represents an ETF which invests primarily in debt securities and is considered a debt security for purpose of the Fund’s allocation between equity and debt securities.

Data shown represents past performance and is no guarantee of future results. Market price and net asset value (NAV) of a Fund’s shares will fluctuate with market conditions. Current performance may be higher or lower than the performance shown.
EGIF’s Industry Allocation(3)(4)
Banks	13.47%
Oil, Gas & Consumable Fuels	9.41%
Debt Fund*	9.22%
Telecommunications	6.23%
Pharmaceuticals	6.20%
Real Estate Investment Trusts	5.45%
Multi-Utilities	4.55%
Agriculture	4.09%
Commercial MBS	3.70%
Other(5)	3.54%
Electric Utilities	3.06%
Capital Markets	2.61%
Media	2.57%
Chemicals	2.55%
Food Products	2.53%
Automobiles	2.29%
Insurance	2.19%
Hotels, Restaurants & Leisure	2.15%
Industrial Conglomerates	2.00%
Technology Hardware, Storage & Peripherals	1.95%
Aerospace & Defense	1.93%
Software	1.79%
Electrical Equipment	1.79%
Communications Equipment	1.78%
Consumer Finance	1.76%
Healthcare - Services	0.64%
Retail	0.55%
(1)
As a percentage of fair value of total investments held.

(2)
Operations commenced on June 19,2015.

(3)
As a percentage of fair value of investments, excluding short term investments.

(4)
Industry classifications are based upon Global Industry Classification Standard (“GICS”).

(5)
Other includes all industries in the Schedule of Investments representing less than 0.50% on an individual basis.

The information shown is subject to change and is provided for informational purposes only. Information is shown as of June 30, 2015. Current information may differ from that shown.

2   Eagle Growth and Income Opportunities Fund Semi-Annual Report | June 30, 2015

Eagle Growth and Income Opportunities Fund
Schedule of Investments (unaudited)June 30, 2015

Investments	Shares	Value
COMMON STOCKS – 54.6%
Aerospace & Defense – 1.8%
Lockheed Martin Corp.	11,400	$2,119,260
Agriculture – 3.6%
Altria Group, Inc.	44,513	2,177,131
Reynolds American, Inc.	28,484	2,126,615
Total Agriculture		4,303,746
Automobiles – 2.0%
Ford Motor Co.	158,794	2,383,498
Banks – 2.9%
Bank of Montreal (Canada)	29,904	1,772,709
Canadian Imperial Bank of Commerce (Canada)	23,690	1,746,427
Total Banks		3,519,136
Chemicals – 2.4%
Dow Chemical Co. (The)	27,188	1,391,210
LyondellBasell Industries NV, Class A	13,944	1,443,483
Total Chemicals		2,834,693
Communications Equipment – 1.7%
Cisco Systems, Inc.	75,898	2,084,159
Electric Utilities – 1.5%
Southern Co. (The)	43,296	1,814,102
Electrical Equipment – 1.7%
Eaton Corp. PLC	31,077	2,097,387
Food Products – 1.8%
General Mills, Inc.	38,626	2,152,241
Hotels, Restaurants & Leisure – 2.0%
McDonald’s Corp.	24,984	2,375,229
Industrial Conglomerates – 2.0%
General Electric Co.	88,129	2,341,588
Media – 1.8%
Regal Entertainment Group, Class A	101,852	2,129,725
Multi-Utilities – 4.5%
CenterPoint Energy, Inc.	94,136	1,791,408
National Grid PLC, ADR (United Kingdom)	27,032	1,745,456
TECO Energy, Inc.	101,313	1,789,188
Total Multi-Utilities		5,326,052
Oil, Gas & Consumable Fuels – 5.4%
Chevron Corp.	12,077	1,165,068
ConocoPhillips	17,292	1,061,902
Kinder Morgan, Inc.	36,938	1,418,050
Occidental Petroleum Corp.	15,225	1,184,048
TOTAL SA, ADR (France)	35,180	1,729,801
Total Oil, Gas & Consumable Fuels		6,558,869

See accompanying Notes to Financial Statements
   Eagle Growth and Income Opportunities Fund Semi-Annual Report | June 30, 2015   3

Eagle Growth and Income Opportunities Fund
Schedule of Investments (unaudited) (continued)June 30, 2015

Investments	Shares	Value
COMMON STOCKS (continued)
Pharmaceuticals – 5.3%
Abbvie, Inc.	31,201	$2,096,395
Merck & Co., Inc.	37,010	2,106,979
Pfizer, Inc.	63,325	2,123,287
Total Pharmaceuticals		6,326,661
Real Estate Investment Trusts (REITs) – 5.1%
Digital Realty Trust, Inc.	27,246	1,816,763
EPR Properties	32,126	1,759,862
Highwoods Properties, Inc.	32,467	1,297,057
Host Hotels & Resorts, Inc.	59,831	1,186,449
Total Real Estate Investment Trusts (REITs)		6,060,131
Software – 1.8%
Microsoft Corp.	47,587	2,100,966
Technology Hardware, Storage & Peripherals – 1.7%
Seagate Technology PLC	41,780	1,984,550
Telecommunications – 5.6%
AT&T, Inc.	67,612	2,401,578
CenturyLink, Inc.	74,591	2,191,484
Verizon Communications, Inc.	45,734	2,131,662
Total Telecommunications		6,724,724
Total Common Stocks (Cost $67,203,469)		65,236,717
PREFERRED STOCKS – 16.2%
Banks – 10.1%
Bank of America Corp., Series Y	40,000	1,009,200
BB&T Corp., Series E	40,000	965,200
Citigroup, Inc., Series K	40,000	1,066,400
Fifth Third Bancorp, Series I	40,000	1,128,000
First Horizon National Corp., Series A	40,000	975,200
JPMorgan Chase & Co., Series Y	40,000	996,400
PNC Financial Services Group, Inc. (The), Series P	20,000	548,800
Regions Financial Corp., Series B	40,000	1,028,400
SunTrust Banks, Inc., Series E	40,000	973,600
US Bancorp, Series F	40,000	1,128,800
Wells Fargo & Co.	40,000	1,104,000
Wells Fargo & Co., Series L	1,000	1,175,000
Total Banks		12,099,000
Capital Markets – 2.6%
Goldman Sachs Group, Inc. (The), Series K	40,000	1,038,800
Morgan Stanley, Series I	40,000	1,018,400
State Street Corp.	40,000	1,001,200
Total Capital Markets		3,058,400

See accompanying Notes to Financial Statements
4   Eagle Growth and Income Opportunities Fund Semi-Annual Report | June 30, 2015

Eagle Growth and Income Opportunities Fund
Schedule of Investments (unaudited) (continued)June 30, 2015

Investments	Shares	Value
PREFERRED STOCKS (continued)
Consumer Finance – 1.7%
Capital One Financial Corp., Series D	40,000	$1,040,000
Discover Financial Services, Series B	40,000	1,018,800
Total Consumer Finance		2,058,800
Electric Utilities – 0.9%
Alabama Power Co.	40,000	1,056,000
Insurance – 0.9%
Allstate Corp. (The), Series E	40,000	1,048,400
Total Preferred Stocks (Cost $19,439,198)		19,320,600
MASTER LIMITED PARTNERSHIPS – 3.0%
Oil, Gas & Consumable Fuels – 3.0%
Energy Transfer Partners LP	40,226	2,099,797
Plains All American Pipeline LP	32,583	1,419,641
Total Oil, Gas & Consumable Fuels		3,519,438
Total Master Limited Partnerships (Cost $3,648,004)		3,519,438
EXCHANGE-TRADED FUND – 9.0%
Debt Fund – 9.0%
iShares iBoxx $ High Yield Corporate Bond ETF(d)	60,750	5,394,600
SPDR Barclays High Yield Bond ETF(d)	140,750	5,409,023
Total Exchange-Traded Fund (Cost $10,896,945)		10,803,623
	Principal
CORPORATE BONDS – 11.4%
Advertising – 0.1%
WPP Finance 2010 (United Kingdom), 5.63%, 11/15/43	$150,000	162,809
Aerospace & Defense – 0.1%
Harris Corp., 4.85%, 04/27/35	150,000	144,356
Agriculture – 0.4%
Altria Group, Inc., 9.95%, 11/10/38	100,000	161,894
Altria Group, Inc., 10.20%, 02/06/39	100,000	165,536
RJ Reynolds Tobacco Co./Nc, 8.13%, 05/01/40	125,000	157,125
Total Agriculture		484,555

See accompanying Notes to Financial Statements
   Eagle Growth and Income Opportunities Fund Semi-Annual Report | June 30, 2015   5

Eagle Growth and Income Opportunities Fund
Schedule of Investments (unaudited) (continued)June 30, 2015

Investments	Principal	Value
CORPORATE BONDS (continued)
Auto Parts & Equipment – 0.1%
Johnson Controls, Inc., 4.63%, 07/02/44	$150,000	$143,361
Automobiles – 0.2%
Ford Motor Co., 4.75%, 01/15/43	150,000	146,110
General Motors Financial Co., Inc., 4.00%, 01/15/25	150,000	147,484
Total Automobiles		293,594
Banks – 0.1%
HSBC Holdings PLC (United Kingdom), 6.80%, 06/01/38	125,000	155,155
Beverages – 0.2%
Anheuser-Busch Cos. LLC, 6.50%, 05/01/42	150,000	188,871
Biotechnology – 0.3%
Amgen, Inc., 5.15%, 11/15/41	150,000	155,270
Gilead Sciences, Inc., 5.65%, 12/01/41	150,000	173,191
Total Biotechnology		328,461
Chemicals – 0.1%
Dow Chemical Co. (The), 5.25%, 11/15/41	150,000	153,896
Commercial Services – 0.3%
McGraw-Hill Financial, Inc., 6.55%, 11/15/37	150,000	170,696
Verisk Analytics, Inc., 5.50%, 06/15/45	150,000	148,396
Total Commercial Services		319,092
Electric Utilities – 0.7%
Dominion Resources, Inc., 7.00%, 06/15/38	150,000	192,332
Exelon Generation Co. LLC, 5.75%, 10/01/41	150,000	161,911
Iberdrola International BV (Netherlands), 6.75%, 07/15/36	150,000	184,108
Progress Energy, Inc., 6.00%, 12/01/39	150,000	179,751
Total Electric Utilities		718,102
Electronics – 0.2%
Corning, Inc., 4.75%, 03/15/42	150,000	151,815
Environmental Control – 0.2%
Browning-Ferris Industries, Inc., 7.40%, 09/15/35	131,000	173,218
Food Products – 0.7%
Ingredion, Inc., 6.63%, 04/15/37	100,000	119,117
Kellogg Co., Series B, 7.45%, 04/01/31	150,000	189,007
Kraft Heinz Foods Co., 5.20%, 07/15/45(a)	150,000	154,286
Kroger Co. (The), 6.90%, 04/15/38	150,000	189,131
Tyson Foods, Inc., 5.15%, 08/15/44	150,000	156,361
Total Food Products		807,902
Healthcare - Products – 0.2%
Becton Dickinson and Co., 4.69%, 12/15/44	150,000	145,502
Zimmer Biomet Holdings, Inc., 4.45%, 08/15/45	150,000	137,682
Total Healthcare - Products		283,184

See accompanying Notes to Financial Statements
6   Eagle Growth and Income Opportunities Fund Semi-Annual Report | June 30, 2015

Eagle Growth and Income Opportunities Fund
Schedule of Investments (unaudited) (continued)June 30, 2015

Investments	Principal	Value
CORPORATE BONDS (continued)
Healthcare - Services – 0.6%
Anthem, Inc., 5.85%, 01/15/36	$150,000	$159,099
Humana, Inc., 8.15%, 06/15/38	100,000	139,518
Laboratory Corp. of America Holdings, 4.70%, 02/01/45	150,000	137,209
North Shore-Long Island Jewish Health Care, Inc., 6.15%, 11/01/43	150,000	173,820
Quest Diagnostics, Inc., 4.70%, 03/30/45	150,000	135,518
Total Healthcare - Services		745,164
Home Furnishings – 0.1%
Whirlpool Corp., 5.15%, 03/01/43	150,000	154,033
Hotels, Restaurants & Leisure – 0.1%
Starwood Hotels & Resorts Worldwide, Inc., 4.50%, 10/01/34	150,000	138,375
Insurance – 1.4%
American International Group, Inc., 6.82%, 11/15/37	150,000	187,522
Aon Corp., 6.25%, 09/30/40	150,000	180,160
Assurant, Inc., 6.75%, 02/15/34	150,000	177,411
Berkshire Hathaway Finance Corp., 5.75%, 01/15/40	150,000	174,867
Hartford Financial Services Group, Inc. (The), 6.63%, 04/15/42	150,000	187,024
Loews Corp., 6.00%, 02/01/35	125,000	146,745
MetLife, Inc., 4.13%, 08/13/42	150,000	139,377
Protective Life Corp., 8.45%, 10/15/39	125,000	176,791
Prudential Financial, Inc., 6.63%, 12/01/37	125,000	151,705
Total Insurance		1,521,602
Internet – 0.3%
Amazon.com, Inc., 4.80%, 12/05/34	150,000	149,078
eBay, Inc., 4.00%, 07/15/42	100,000	81,229
VeriSign, Inc., 4.63%, 05/01/23	150,000	144,945
Total Internet		375,252
Media – 0.6%
21st Century Fox America, Inc., 5.40%, 10/01/43	150,000	160,853
CBS Corp., 4.90%, 08/15/44	150,000	140,018
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 6.38%, 03/01/41	145,000	157,711
Time Warner Cable, Inc., 7.30%, 07/01/38	150,000	169,746
Time Warner Cable, Inc., 5.88%, 11/15/40	100,000	98,002
Viacom, Inc., 5.85%, 09/01/43	150,000	150,042
Total Media		876,372
Mining – 0.2%
Barrick North America Finance LLC, 7.50%, 09/15/38	150,000	166,774
Miscellaneous Manufacturing – 0.2%
Ingersoll-Rand Global Holding Co. Ltd., 5.75%, 06/15/43	150,000	165,089
Trinity Industries, Inc., 4.55%, 10/01/24	150,000	145,443
Total Miscellaneous Manufacturing		310,532
Office & Business Equipment – 0.2%
Xerox Corp., 6.75%, 12/15/39	150,000	167,389

See accompanying Notes to Financial Statements
   Eagle Growth and Income Opportunities Fund Semi-Annual Report | June 30, 2015   7

Eagle Growth and Income Opportunities Fund
Schedule of Investments (unaudited) (continued)June 30, 2015

Investments	Principal	Value
CORPORATE BONDS (continued)
Oil, Gas & Consumable Fuels – 0.8%
Apache Corp., 6.00%, 01/15/37	$150,000	$163,096
Cenovus Energy, Inc. (Canada), 6.75%, 11/15/39	150,000	171,144
Devon Energy Corp., 5.60%, 07/15/41	150,000	157,534
Enbridge Energy Partners LP, Series B, 7.50%, 04/15/38	150,000	178,686
Kinder Morgan, Inc., 4.30%, 06/01/25	150,000	144,793
Plains All American Pipeline LP / PAA Finance Corp., 4.30%, 01/31/43	150,000	128,170
Total Oil, Gas & Consumable Fuels		943,423
Pharmaceuticals – 0.8%
Actavis Funding SCS (Luxembourg), 4.85%, 06/15/44	150,000	145,837
Baxalta, Inc., 5.25%, 06/23/45(a)	150,000	151,708
Cardinal Health, Inc., 4.90%, 09/15/45	150,000	151,159
Express Scripts Holding Co., 6.13%, 11/15/41	150,000	174,285
McKesson Corp., 6.00%, 03/01/41	150,000	171,558
Zoetis, Inc., 4.70%, 02/01/43	150,000	143,667
Total Pharmaceuticals		938,214
Real Estate Investment Trusts (REITs) – 0.3%
American Tower Corp., 4.00%, 06/01/25	150,000	146,850
Health Care REIT, Inc., 6.50%, 03/15/41	150,000	178,113
Total Real Estate Investment Trusts (REITs)		324,963
Retail – 0.6%
Darden Restaurants, Inc., 7.05%, 10/15/37	150,000	183,930
Macy’s Retail Holdings, Inc., 6.70%, 09/15/28	150,000	181,875
Nordstrom, Inc., 6.95%, 03/15/28	110,000	140,427
Walgreens Boots Alliance, Inc., 4.50%, 11/18/34	150,000	141,643
Total Retail		647,875
Semiconductors – 0.2%
Applied Materials, Inc., 5.85%, 06/15/41	150,000	170,443
QUALCOMM, Inc., 4.80%, 05/20/45	150,000	144,322
Total Semiconductors		314,765
Technology Hardware, Storage & Peripherals – 0.2%
Hewlett-Packard Co., 6.00%, 09/15/41	150,000	148,719
Seagate HDD Cayman (Cayman Islands), 4.88%, 06/01/27(a)	150,000	146,584
Total Technology Hardware, Storage & Peripherals		295,303
Telecommunications – 0.4%
America Movil SAB de CV (Mexico), 6.38%, 03/01/35	125,000	145,479
AT&T, Inc., 4.35%, 06/15/45	150,000	128,722
Rogers Communications, Inc. (Canada), 7.50%, 08/15/38	125,000	161,933
Verizon Communications, Inc., 5.01%, 08/21/54	150,000	138,289
Total Telecommunications		574,423
Toys, Games & Hobbies – 0.2%
Hasbro, Inc., 5.10%, 05/15/44	150,000	148,341
Mattel, Inc., 5.45%, 11/01/41	150,000	151,176
Total Toys, Games & Hobbies		299,517

See accompanying Notes to Financial Statements
8   Eagle Growth and Income Opportunities Fund Semi-Annual Report | June 30, 2015

Eagle Growth and Income Opportunities Fund
Schedule of Investments (unaudited) (continued)June 30, 2015

Investments	Principal	Value
CORPORATE BONDS (continued)
Transportation – 0.3%
Burlington Northern Santa Fe LLC, 5.75%, 05/01/40	$150,000	$173,095
Kansas City Southern Railway Co. (The), 4.30%, 05/15/43	150,000	142,415
Total Transportation		315,510
Total Corporate Bonds (Cost $13,489,145)		13,617,857
MORTGAGE BACKED SECURITIES – 3.6%
Commercial MBS – 3.6%
Citigroup Commercial Mortgage Trust, Class D, Series 2012-GC8, 09/10/45, 5.04%(a)(b)	400,000	404,278
COMM 2012-CCRE4 Mortgage Trust, Class D, Series 2012-CR4, 10/15/45, 4.73%(a)(b)	120,000	118,221
GS Mortgage Securities Trust, Class C, Series 2014-GC22, 06/10/47, 4.80%(b)	240,000	245,190
JP Morgan Chase Commercial Mortgage Securities Trust, Class C, Series 2014-C20, 07/15/47, 4.72%(b)	250,000	257,833
JP Morgan Chase Commercial Mortgage Securities Trust, Class D, Series 2010-C2, 11/15/43, 5.70%(a)(b)	140,000	150,469
JP Morgan Chase Commercial Mortgage Securities Trust, Class D, Series 2011-C5, 08/15/46, 5.50%(a)(b)	400,000	421,849
JP Morgan Chase Commercial Mortgage Securities Trust, Class E, Series 2012-CBX, 06/15/45, 5.41%(a)(b)	400,000	405,224
JP Morgan Chase Commercial Mortgage Securities Trust, Class E, Series 2012-C8, 10/15/45, 4.82%(a)(b)	100,000	97,935
JPMBB Commercial Mortgage Securities Trust, Class D, Series 2013-C12, 07/15/45, 4.22%(b)	250,000	232,885
JPMorgan Chase Commercial Mortgage Securities Corp., Class E, Series 2012-LC9, 12/15/47, 4.57%(a)(b)	400,000	389,376
Morgan Stanley Bank of America Merrill Lynch Trust, Class D, Series 2013-C7, 02/15/46, 4.44%(a)(b)	250,000	240,007
Morgan Stanley Bank of America Merrill Lynch Trust, Class D, Series 2013-C11, 08/15/46, 4.56%(a)(b)	250,000	238,107
Wells Fargo Commercial Mortgage Trust, Class D, Series 2012-LC5, 10/15/45, 4.94%(a)(b)	60,000	59,930
WFRBS Commercial Mortgage Trust, Class D, Series 2013-C11, 03/15/45, 4.32%(a)(b)	200,000	191,182
WFRBS Commercial Mortgage Trust, Class D, Series 2013-C14, 06/15/46, 4.13%(a)(b)	400,000	371,787
WFRBS Commercial Mortgage Trust, Class C, Series 2014-LC14, 03/15/47, 4.34%(b)	375,000	377,130
WF-RBS Commercial Mortgage Trust, Class D, Series 2012-C10, 12/15/45, 4.61%(a)(b)	140,000	135,235
Total Mortgage Backed Securities (Cost $4,345,939)		4,336,638

See accompanying Notes to Financial Statements
   Eagle Growth and Income Opportunities Fund Semi-Annual Report | June 30, 2015   9

Eagle Growth and Income Opportunities Fund
Schedule of Investments (unaudited) (concluded)June 30, 2015

Investments	Principal	Value
MUNICIPAL BONDS – 0.3%
City of Pompano Beach FL, 01/01/40	$150,000	$153,200
Port Authority of New York & New Jersey, 06/01/45	150,000	148,749
Total Municipal Bonds (Cost $299,548)		301,949
MONEY MARKET FUND – 10.2%
	Shares
Morgan Stanley Institutional Liquidity Treasury Portfolio – Institutional Share Class, 3.00%(c) (Cost $12,161,719)	12,161,719	12,161,719
Total Investments in Securities – 108.3% (Cost $131,483,967)		129,298,541
Liabilities in Excess of Other Assets – (8.3)%		(9,859,113)
Net Assets – 100.0%		$119,439,428

ADR - American Depositary Receipt
ETF - Exchange Traded Fund
LP - Limited Partnership
PLC - Public Limited Company
(a)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

(b)
Variable rate instrument. The interest rate shown reflects the rate in effect at June 30, 2015.

(c)
Rate shown reflects the 7-day yield as of June 30, 2015.

(d)
Security represents an ETF which invests primarily in debt securities and is considered a debt security for purposes of the Fund’s allocation between equity and debt securities.

See accompanying Notes to Financial Statements
10   Eagle Growth and Income Opportunities Fund Semi-Annual Report | June 30, 2015

SUMMARY OF SCHEDULE OF INVESTMENTS BY INDUSTRY (unaudited)	% of Net Assets
Advertising	0.1%
Aerospace & Defense	1.9
Agriculture	4.0
Auto Parts & Equipment	0.1
Automobiles	2.2
Banks	13.1
Beverages	0.2
Biotechnology	0.3
Capital Markets	2.6
Chemicals	2.5
Commercial MBS	3.6
Commercial Services	0.3
Communications Equipment	1.7
Consumer Finance	1.7
Debt Fund	9.0
Electric Utilities	3.1
Electrical Equipment	1.7
Electronics	0.2
Environmental Control	0.2
Food Products	2.5
Healthcare - Products	0.2
Healthcare - Services	0.6
Home Furnishings	0.1
Hotels, Restaurants & Leisure	2.1
Industrial Conglomerates	2.0
Insurance	2.3
Internet	0.3
Media	2.4
Mining	0.2
Miscellaneous Manufacturing	0.2
Money Market Fund	10.2
Multi-Utilities	4.5
Municipal Bond	0.3
Office & Business Equipment	0.2
Oil, Gas & Consumable Fuels	9.2
Pharmaceuticals	6.1
Real Estate Investment Trusts (REITs)	5.4
Retail	0.6
Semiconductors	0.2
Software	1.8
Technology Hardware, Storage & Peripherals	1.9
Telecommunications	6.0
Toys, Games & Hobbies	0.2
Transportation	0.3
Total Investments	108.3
Liabilities in Excess of Other Assets	(8.3)
Net Assets	100.0%

See accompanying Notes to Financial Statements
   Eagle Growth and Income Opportunities Fund Semi-Annual Report | June 30, 2015   11

Eagle Growth and Income Opportunities Fund Statement of Assets and Liabilities	June 30, 2015 (unaudited)
ASSETS
Investments, at value (cost $131,483,967)	$129,298,541
Cash	7,614,986
Interest receivable	181,058
Dividends receivable	98,103
Total Assets	137,192,688
LIABILITIES
Payable for investments purchased	17,415,467
Accrued offering costs payable	255,000
Advisory fee payable (Note 4)	41,848
Subadvisory fee payable (Note 4)	7,397
Investor support services fee payable (Note 4)	3,986
Other accrued expenses	29,562
Total Liabilities	17,753,260
Net Assets	$119,439,428
COMPOSITION OF NET ASSETS
Paid-in capital	$121,607,500
Undistributed net investment income	17,354
Net unrealized depreciation on investments	(2,185,426)
Net Assets	$119,439,428
Common Shares Outstanding (unlimited shares authorized; $0.001 per share par value)	6,380,236
Net Asset Value Per Share	$18.72

See accompanying Notes to Financial Statements
12   Eagle Growth and Income Opportunities Fund Semi-Annual Report | June 30, 2015

Eagle Growth and Income Opportunities Fund Statement of Operations	For the Period June 19, 2015 to June 30, 2015 (unaudited)
INVESTMENT INCOME:
Dividend income	$98,103
Interest income	2,044
Total Income	100,147
EXPENSES:
Advisory fees (Note 4)	41,848
Professional fees	9,184
Subadvisory fees (Note 4)	7,397
Administration fees	4,126
Investor support services fees (Note 4)	3,986
Insurance fees	3,980
Trustees fees	3,306
Printing and postage	3,061
NYSE listing fees	1,531
Compliance fees	1,011
Cusotdy fees	822
Transfer agent fees	592
Other expenses	1,949
Total Expenses	82,793
Net Investment Income	17,354
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net change in unrealized depreciation on investments	(2,185,426)
Net realized and unrealized loss on investments	(2,185,426)
Net Decrease in Net Assets Resulting From Operations	$(2,168,072)

See accompanying Notes to Financial Statements
   Eagle Growth and Income Opportunities Fund Semi-Annual Report | June 30, 2015   13

Eagle Growth and Income Opportunities Fund Statement of Changes in Net Assets	For the Period June 19, 2015 to June 30, 2015 (unaudited)
OPERATIONS:
Net investment income	$17,354
Net change in unrealized depreciation on investments	(2,185,426)
Net decrease in net assets resulting from operations	(2,168,072)
CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of Common Shares (net of offering costs of $255,000)	121,607,500
Increase in net assets	119,439,428
NET ASSETS:
Beginning of period	—
End of period	$119,439,428
Undistributed net investment income included in net assets at end of period	$17,354

See accompanying Notes to Financial Statements
14   Eagle Growth and Income Opportunities Fund Semi-Annual Report | June 30, 2015

Eagle Growth and Income Opportunities Fund
Statement of Cash Flows For the Period June 19, 2015 to June 30, 2015

Cash Flows From Operating Activities:
Net decrease in net assets from operations	$(2,168,072)
Adjustments to reconcile net decrease in net assets from operations to net cash used by operating activities:
Purchases of long-term investments	(119,322,310)
Net increase in short-term investments	(12,161,719)
Net change in unrealized depreciation on investments	2,185,426
Net accretion/amortization of premium or discount	62
Increase in dividend receivable	(98,103)
Increase in interest receivable	(181,058)
Increase in payable for investments purchased	17,415,467
Increase in advisory fee payable	41,848
Increase in sub-advisory fee payable	7,397
Increase in investor support services fee payable	3,986
Increase in other accrued expenses	29,562
Net cash used by operating activities	(114,247,514)
Cash Flows from Financing Activities:
Proceeds from the sale of common shares	121,862,500
Net cash provided by financing activities	121,862,500
Net increase in cash	7,614,986
Cash, beginning of period	—
Cash, end of period	$7,614,986

See accompanying Notes to Financial Statements
   Eagle Growth and Income Opportunities Fund Semi-Annual Report | June 30, 2015   15

Eagle Growth and Income Opportunities Fund Financial Highlights	For the Period June 19, 2015 Through June 30, 2015 (unaudited)
Common Shares
Per Share Operating Performance:
Net asset value, beginning of period	$19.06
Net investment income(1)	0.00(2)
Net realized and unrealized loss on investments(3)	(0.34)
Total loss from operations	(0.34)
Net asset value, end of period	$18.72
Market price per share, end of period	$20.87
Total Return:(4)
Net asset value	(1.78)%
Market value	4.35%
Ratios/Supplemental Data:
Net assets, end of period (000)	$119,439
Ratio of expenses, to average net assets	2.08%(5)
Ratio of net investment income, to average net assets	0.44%(5)
Portfolio turnover rate	0.00%

1.
Based on average daily shares outstanding.

2.
Amount represents less than $0.005.

3.
Realized and unrealized gain on investments per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

4.
Total investment return does not reflect brokerage commissions. Total return based on net asset value reflects changes in the Fund’s net asset value during each period. Total return based on market value reflects changes in market value. Each figure assumes that dividend and capital gain distributions, if any, were reinvested. For NAV total returns, distributions are assumed to be reinvested at NAV on the distribution date. For market value total returns, distributions are assumed to be reinvested at the prices obtained under the Fund’s Dividend Reinvestment Plan. These figures will differ depending upon the level of any discount from or premium to net asset value at which the Fund’s shares traded during the period.

5.
Annualized.

See accompanying Notes to Financial Statements
16   Eagle Growth and Income Opportunities Fund Semi-Annual Report | June 30, 2015

Eagle Growth and Income Opportunities Fund
Notes to Financial Statements (unaudited)June 30, 2015

1. ORGANIZATION
Eagle Growth and Income Opportunities Fund (the “Fund”) is a non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund is a statutory trust established under the laws of Delaware by a certificate of Trust dated April 22, 2013. The Fund commenced operations on June 19, 2015. The Fund’s investment objective is to provide total return through a combination of current income and capital appreciation. Under normal market conditions, the Fund will invest at least 80% of its Managed Assets (defined as total assets of the Fund, including any assets attributable to borrowings for investment purposes minus the sum of the Fund’s accrued liabilities, other than liabilities representing borrowings for investment purposes) in dividend or other income paying equity securities and debt securities, excluding securities that distribute a return of capital, original issue discount bonds and payment-in-kind (“PIK”) debt instruments. The Fund will invest at least 25% and at most 75% of its Managed Assets in equity securities, which may include common and preferred stocks, convertible securities, warrants, depository receipts, ETFs, MLPs and real estate investment trusts (“REITs”). The Fund will invest at least 25% and at most 75% of its Managed Assets in debt securities, which may include below investment grade securities (commonly known as “high-yield” securities and “junk” bonds), notes, bonds, convertible bonds, bank loans, mortgage-backed securities, ETFs which invest primarily in debt securities and other types of debt instruments. Four Wood Capital Advisors LLC (the “Adviser” or “FWCA”) serves as the Fund’s investment adviser. FWCA has engaged Eagle Asset Management, Inc. (“Eagle”), a wholly-owned subsidiary of Raymond James Financial, Inc., as a sub-adviser for the Fund, responsible for the management of the Fund’s portfolio of equity and debt securities. FWCA has also engaged Recon Capital Partners, LLC (“Recon Capital”) to serve as a sub-adviser for the Fund, responsible for the management of the Fund’s options writing strategy.
2. SIGNIFICANT ACCOUNTING POLICIES
These financial statements are prepared in accordance with accounting principles generally accepted in the United States (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts and disclosures in these financial statements. Actual results could differ from these estimates.
The following summarizes the significant accounting policies followed by the Fund in the preparation of its financial statements.
Securities Valuation: The Fund holds portfolio securities that are fair valued at the close of each day on the New York Stock Exchange (“NYSE”), normally at 4:00 P.M., Eastern Time. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has delegated fair valuation responsibilities to a valuation committee (the “Committee”), subject to the Board’s supervision and direction, through the adoption of procedures for valuation of the Fund’s securities (the “Valuation Procedures”). The Committee consists of certain designated individuals of the Fund’s Adviser and Sub-adviser. Under the current Valuation Procedures, the Committee is responsible for, among other things, determining and monitoring the value of the Fund’s assets. The Valuation Procedures allow the Fund to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available or not representative of the fair value of the securities.
The Fund’s securities are valued by various methods, as described below:
Exchange traded securities shall be valued at the last quoted sales price as of the close of the exchange or, in the absence of a sale, the closing bid price, with the exception that for securities traded on the London Stock Exchange and National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”), those securities shall be valued at the official closing price.
   Eagle Growth and Income Opportunities Fund Semi-Annual Report | June 30, 2015   17

Eagle Growth and Income Opportunities Fund
Notes to Financial Statements (unaudited) (continued)June 30, 2015

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Fixed income securities shall be valued at prices supplied by the Fund’s pricing agent based on broker-dealer supplied valuations, or in the absence of broker-dealer supplied valuations, matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity.
Options contracts listed for trading on a securities exchange or board of trade shall be valued at the last quoted sales price or, in the absence of a sale, the mean of the last bid and asked prices.
Certain short-term debt instruments will be valued on an amortized cost basis. Under this method of valuation, the instrument is initially valued at cost. For securities purchased at a discount or premium, the Fund assumes a constant proportionate amortization in value until maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While the amortized cost method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received upon sale of the instrument.
Fair Value Measurement
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities at the measurement date.
Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3 — Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions that a market participant would use in valuing the asset or liability based on the best information available.
Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933 as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s net asset value is computed and that may materially affect the value of the Fund’s investment). Examples of events that may be “significant events” are government actions, natural disasters, armed conflicts and acts of terrorism.
The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities.
The valuation techniques used by the Fund to measure fair value during the period ended June 30, 2015 were intended to maximize the use of observable inputs and to minimize the use of unobservable inputs.
18   Eagle Growth and Income Opportunities Fund Semi-Annual Report | June 30, 2015

Eagle Growth and Income Opportunities Fund
Notes to Financial Statements (unaudited) (continued)June 30, 2015

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

The following table summarizes the valuation of the Fund’s investments under the fair value hierarchy levels as of June 30, 2015:
	Level 1	Level 2	Level 3	Total
Common Stocks	$65,236,717	$—	$—	$65,236,717
Preferred Stocks	19,320,600	—	—	19,320,600
Master Limited Partnerships	3,519,438	—	—	3,519,438
Exchange-Traded Fund	10,803,623	—	—	10,803,623
Corporate Bonds	—	13,617,857	—	13,617,857
Mortgage Backed Securities	—	4,336,638	—	4,336,638
Municipal Bonds	—	301,949	—	301,949
Money Market Fund	—	12,161,719	—	12,161,719
Total	$98,880,378	$30,418,163	$—	$129,298,541

There were no transfers between levels for the period ended June 30, 2015.
Investment Transactions and Investment Income
Investment transactions are accounted for on the trade date. Interest income, adjusted for the accretion of discount and amortization of premiums, is recorded on an accrual basis. Realized gains and losses on investments, if any, are determined on an identified cost basis. Dividend income is recorded on the ex-dividend date. Paydown gains and losses are netted and recorded as interest income on the Statement of Operations.
Offering Costs
Offering costs related to the issuance of common stock is charged to paid-in capital when the stock is issued. Offering costs (excluding underwriter commissions) were capped at $0.04 per share and $255,000 was charged to paid-in capital for the issuance of common stock in June 2015. Such costs were paid subsequent to June 30, 2015.
Federal Income Tax Information
The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its earnings to its shareholders.
Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole.
Fund management has determined that the Fund has not taken any uncertain tax positions that require adjustment to the financial statements. The Fund will file income tax returns in the U.S. federal jurisdiction and tax returns in certain other jurisdictions. As of June 30, 2015, the fund is not subject to examination by the Fund’s major tax jurisdictions.
Distributions
The Fund intends to make regular monthly cash distributions of all or a portion of its investment company taxable income (which includes ordinary income and short-term capital gains) to common shareholders. The Fund also intends to pay any “net capital gains” (which is the excess of net long-term
   Eagle Growth and Income Opportunities Fund Semi-Annual Report | June 30, 2015   19

Eagle Growth and Income Opportunities Fund
Notes to Financial Statements (unaudited) (continued)June 30, 2015

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

capital gains over net short-term capital losses) annually. Distributions to shareholders are recorded on the ex-dividend date. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as distributions to shareholders from return of capital.
Indemnifications
Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that provide general indemnifications to other parties. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
3. FINANCIAL DERIVATIVE INSTRUMENTS
The Fund is authorized to invest in certain derivative instruments, including options. The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable.
Options
The Fund may write call options on broad-based indices of securities and sectors of securities to generate gains from option premiums. An index call option gives the holder of the option, in return for a premium, the right to any appreciation in the value of the index over a fixed price (the exercise price) on or before a certain date in the future (the expiration date). When the Fund writes an index call, an amount equal to the net premium (the premium less commission) received is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current value of the written option until the option is exercised or expires or the Fund enters into a closing purchase transaction. The changes in values of the options written during the period are recognized as a component net unrealized gain (loss) on investments on the Statement of Operations. When an option is exercised or expires or a Fund enters into a closing purchase transaction, the difference between the net premium received, and any amount paid at expiration or on executing a closing purchase transaction, including commission, is recognized as a component of net realized gain (loss) on investments on the Statement of Operations. The Fund, as writer of an index call option, has no control over whether the underlying instrument may be sold (called) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is also the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market.
For the period ended June 30, 2015, the Fund did not write or purchase any index call options.
4. MANAGEMENT FEES, ADMINISTRATIVE FEES AND OTHER AGREEMENTS
The Adviser administers the business and affairs of the Fund. The Adviser also selects (subject to Board approval), contracts with and compensates Eagle to manage the investment and reinvestment of the assets of the Fund. The Adviser does not itself manage the Fund’s portfolio of assets but has ultimate responsibility to oversee Eagle. In this connection, the Adviser monitors Eagle’s management of the Fund’s investment operations in accordance with the investment objectives and related policies of the Fund, reviews Eagle’s performance and reports periodically on such performance to the Board.
The Fund pays the Adviser as compensation under an advisory agreement an annual fee in the amount of 1.05% of the average daily Managed Assets.
Recon Capital is also a Sub-adviser for the Fund. Recon Capital is responsible for the management of the Fund’s options writing strategy, subject to the authority of the Advisor and the Board. The Fund pays Recon Capital a fee of  $225,000 annually for its services.
20   Eagle Growth and Income Opportunities Fund Semi-Annual Report | June 30, 2015

Eagle Growth and Income Opportunities Fund
Notes to Financial Statements (unaudited) (continued)June 30, 2015

4. MANAGEMENT FEES, ADMINISTRATIVE FEES AND OTHER AGREEMENTS (continued)

The Fund has retained Four Wood Capital Partners LLC (“FWCP”), an affiliate of the Adviser, to provide investor support services in connection with the on-going operation of the Fund. Such services include providing ongoing contact with respect to the Fund and its performance with financial advisors that are representatives of broker-dealers and other financial intermediaries and communicating with the NYSE specialist for the Fund’s common shares, and with the closed-end analyst community regarding the Fund on a regular basis. The Fund pays FWCP as compensation under an investor support services agreement an annual fee in the amount of 0.10% of the average daily Managed Assets of the Fund. FWCP may separately contract with and coordinate the activities of a third party to provide certain of the above described services.
The Bank of New York Mellon, the Fund’s administrator, accounting agent and custodian, holds the Fund’s assets, will settle all portfolio trades and will be responsible for calculating the Fund’s net asset value and maintaining the accounting records of the Fund.
American Stock Transfer and Trust Company, LLC is the Fund’s transfer agent, registrar, dividend disbursing agent and shareholder servicing agent, as well as the agent for the Fund’s dividend reinvestment plan.
Foreside Compliance Services, LLC provides a Chief Compliance Officer to the Fund.
The Fund pays every independent trustee a fee of $15,000 per annum, plus $3,000 per in person meeting fee for serving as a trustee of the Fund.
5. PORTFOLIO TRANSACTIONS
For the period ended June 30, 2015, purchases and sales of investments, other than short-term securities, were $119,322,310 and $0, respectively.
6. CAPITAL
The following is a summary of share transactions for the period ended June 30, 2015:
Shares of common stock, beginning of period*	—
Change in shares of common stock outstanding	6,380,236
Shares of common stock, end of period	6,380,236

*
Commenced operations on June 19, 2015.

7. INCOME TAX INFORMATION
The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed to not meet the more-likely-than-not threshold.
The Fund distinguishes between dividends on a tax basis and on a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized losses in the components of net assets on the Statement of Assets and Liabilities.
   Eagle Growth and Income Opportunities Fund Semi-Annual Report | June 30, 2015   21

Eagle Growth and Income Opportunities Fund
Notes to Financial Statements (unaudited) (concluded)June 30, 2015

7. INCOME TAX INFORMATION (continued)

The amount and characteristic of tax basis distributions and composition of distributable earnings (accumulated losses) are finalized at the fiscal year end; accordingly, tax basis balances have not been determined as of June 30, 2015.
The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The Fund does not have capital losses with no expiration.
The cost basis of portfolio securities for federal income tax purpose is $131,483,967. Gross unrealized appreciation is $160,604; gross unrealized depreciation is $2,346,030, and net unrealized depreciation is $2,185,426. There is no difference between book and tax cost basis.
8. SUBSEQUENT EVENTS
On July 22, 2015, the Fund entered into a $50.0 million credit agreement with Societe Generale, New York Branch, expiring on July 22, 2017 (the “Credit Facility”). In accordance with the 1940 Act, the Fund’s borrowings under the Credit Facility will not exceed 33% of the Fund’s Managed Assets at the time of borrowing, and under the Fund’s Prospectus, the Funds’ borrowings under the Credit Facility will not exceed 25% of the Fund’s Managed Assets at the time of borrowing. Borrowings under the Credit Facility are secured by the Fund’s assets as collateral. The Credit Facility bears an unused commitment fee on the unused portion of the credit facility (the “Unused Facility Amount”) equal to 0.00% on any day upon which the total borrowings exceed 75% of the facility size and 0.45% on any other day. The per annum rate of interest for borrowing under the Credit Facility is equal to the ICE Benchmark Administration’s LIBOR for a three-month term plus 0.80% per annum and is payable monthly.
On July 24, 2015, the Fund borrowed $40,000,000 under the Credit Facility, and on August 5, 2015, the Fund borrowed an additional $5,000,000 under the Credit Facility, bringing total borrowings to $45,000,000.
On July 30, 2015, the Fund issued 800,639 common shares in connection with its exercise of its over-allotment option. Proceeds to the Fund (net of underwriter commissions) were $15,292,205 and the Fund accrued additional offering costs of  $32, 026, which were recorded as a reduction to paid-in capital.
On August 6, 2015, the Fund declared its initial distribution in the amount of  $0.109 per share payable on August 31, 2015 to shareholders of record as of August 19, 2015.
22   Eagle Growth and Income Opportunities Fund Semi-Annual Report | June 30, 2015

Eagle Growth and Income Opportunities Fund
Approval of Advisory Agreement and Subadvisory AgreementsJune 30, 2015

Background
At the organizational meeting (the “Meeting”) of the Board of Trustees (the “Board”) of Eagle Growth and Income Opportunities Fund (the “Fund”) on May 14, 2015, the members of the Board, including the Trustees who are not “interested persons” of the Fund (the “Independent Trustees”), as defined in the Investment Company Act of 1940, as amended, considered and approved (i) an investment advisory agreement (the “Advisory Agreement”) between Four Wood Capital Advisors, LLC (the “Adviser”) and the Fund, pursuant to which the Adviser will provide the Fund with investment advisory and administrative services; (ii) a subadvisory agreement (the “Eagle Asset Subadvisory Agreement”) between the Adviser and Eagle Asset Management, Inc. (“Eagle Asset”), pursuant to which Eagle Asset will provide day-to-day management of the Fund’s investments; and (iii) a subadvisory agreement (the “Recon Capital Subadvisory Agreement”) between the Adviser and Recon Capital Partners, LLC (“Recon Capital” and together with Eagle Asset, the “Subadvisers”), pursuant to which Recon Capital will provide ongoing execution of the Fund’s options strategy. The Advisory Agreement, Eagle Asset Subadvisory Agreement and Recon Capital Subadvisory Agreement are together referred to as the “Agreements.”
At the Meeting, the Trustees reviewed the Agreements, including information regarding the terms of the Agreements; the nature, extent and quality of the services to be provided by the Adviser and Subadvisers; the fees and expenses to be paid by the Fund; the extent to which economies of scale might be realized as the Fund grows; and any potential benefits to be derived by the Adviser and Subadvisers. The Independent Trustees discussed with management and separately with their independent legal counsel the materials provided by management prior to the Meeting. The Independent Trustees also received a memorandum from their independent legal counsel concerning the duties of board members in considering approval of investment advisory agreements.
In its consideration of the approval of the Agreements, the Board considered the following factors:
Nature, Extent and Quality of Services Provided
The Board reviewed and considered the nature, extent and quality of the services to be provided by the Adviser and Subadvisers under the Agreements. The Board also reviewed and considered the qualifications, background and expertise of the portfolio managers and other key personnel of the Adviser and Subadvisers who will provide the advisory and non-advisory services to the Fund. The Board also considered the way in which Eagle Asset and Recon Capital would collaborate to execute the Fund’s investment strategy and the Adviser’s supervision of the Subadvisers in working together to execute the Fund’s strategy.
Performance, Fees and Expenses of the Fund
Past performance of the Fund was not a factor considered by the Board, because at the time they were considering the Agreements, the Fund was not operational. However, the Board did consider the investment performance of an Eagle Asset composite reflecting a comparable investment strategy that is expected to be employed by the Fund. The Board also considered the investment performance of an exchange-traded fund managed by Recon Capital that employs an options writing strategy similar to the strategy that is expected to be employed by the Fund. The Board also considered the potential benefits described to them resulting from the combined efforts of the Adviser and Subadvisers, including subject matter expertise, management and administrative expertise and product knowledge. The Board also considered the Adviser’s experience in serving as the investment adviser for another closed-end fund with a separate sub-adviser. The Board concluded that the Adviser and Subadvisers had the necessary skills to manage the Fund’s portfolio.
The Board reviewed the advisory fees proposed to be paid by the Fund under the Agreements. The Board reviewed the anticipated total expense ratio of the Fund and the information regarding management fee rates and total expenses paid by peer funds. The Board concluded that the proposed fees were reasonable in light of services expected to be received by the Fund.
   Eagle Growth and Income Opportunities Fund Semi-Annual Report | June 30, 2015   23

Eagle Growth and Income Opportunities Fund
Approval of Advisory Agreement and Subadvisory Agreements (continued)June 30, 2015

The Board also took into account that the Fund intends to use leverage, which would increase total assets and thus the amount of fees received by the Adviser and Eagle Asset (because the fees are calculated on the basis of total assets). In this regard, the Board took into account that the Adviser and Eagle Asset have a financial incentive for the Fund to make continuous use of leverage, which may create a conflict of interest with the Fund’s shareholders. The Board also discussed the flat fee proposed to be paid to Recon Capital by the Fund directly and took into account the benefits to the Fund of this fee structure given the more limited role to be undertaken by Recon Capital.
The Board did not review profitability information since the Fund had not yet commenced operations.
Economies of Scale
The Board considered the potential growth of the Fund and the structure of the proposed advisory fees, which do not include breakpoints. The Board considered that the Fund is a closed-end fund that is not continuously offering shares and therefore there are limited opportunities for significant economies of scale to be realized once the Fund is operational. The Board concluded that it would be premature to consider economies of scale as a factor in approving the Agreements at the present time.
Other Benefits to the Adviser and Subadvisers and Their Affiliates
The Board considered other benefits to the Adviser, Eagle Asset and/or Recon Capital and their affiliates derived from their relationship with the Fund and other funds advised by the Adviser, Eagle Asset and/or Recon Capital. Based on information provided by the Adviser and Subadvisers, the Board concluded that these benefits did not appear to be material at the present time.
Conclusion
After deliberation and consideration of the information provided, including weighing all of the above factors, the Board unanimously concluded that the advisory fees were reasonable in light of the services to be provided by the Adviser and Subadvisers to the Fund. Further, the Board unanimously concluded that it would be in the best interests of the Fund and its future shareholders to approve each Agreement. In reaching this conclusion the Board did not give particular weight to any single factor referenced above. It is possible that each Trustee may have weighed these factors differently in reaching their individual decisions to approve the Agreements.
24   Eagle Growth and Income Opportunities Fund Semi-Annual Report | June 30, 2015

Eagle Growth and Income Opportunities Fund
Supplemental Information (unaudited)June 30, 2015

Privacy Policy
Respecting Your Privacy
This privacy policy applies to individuals, and we reserve the right to change any or all of the principles, along with related provisions, at any time. You trust us with your financial and other personal information; we in turn are committed to respect your privacy and safeguard that information. By adhering to the practices described in this Policy, we affirm our continuing commitment to protecting your privacy.
Collection and use of shareholder information
The Eagle Growth and Income Opportunities Fund (the “Fund”) and the Fund’s transfer agent collect only relevant information about the Fund’s shareholders that the law allows or requires us to have in order to conduct our business and properly service you. We collect non-public financial and other personal information about you from the following sources (“Personal Information”):
•
Information you provide on applications or other forms (for example, your name, address, social security number and birth date)

•
Information derived from your transactions with us (for example, transaction amount, account balance and account number)

•
Information you provide to us if you access account information or conduct account transactions online (for example, password, account number, e-mail address, alternate telephone number)

Keeping information secure
We maintain physical, electronic and procedural safeguards to protect your Personal Information, and we continually assess new technology with the aim of adding new safeguards to those we have in place.
Use of personal and financial information by us and third parties
We do not sell Personal Information about current or former customers or their accounts to any third parties, and we have policies and procedures intended to prevent the disclosure of such information to third parties unless necessary to support the operations and administration of the Fund, the Fund’s compliance with applicable laws and regulations, or as otherwise permitted by law. Those who may receive Personal Information include companies that provide services to the Fund, such as transfer agency, technology and administrative services, as well as the investment advisor who is an affiliate of the Fund (collectively, “Service Providers”).
Limiting employee access to information
We limit access to Personal Information to only those employees of the Service Providers with a business reason to know such information.
Accuracy of information
We strive to keep our records of your Personal Information accurate, and we take immediate steps to correct errors. If there are any inaccuracies in your statements or in any other communications from us, please contact us or contact your investment professional.
   Eagle Growth and Income Opportunities Fund Semi-Annual Report | June 30, 2015   25

Eagle Growth and Income Opportunities Fund
Supplemental Information (unaudited) (continued)June 30, 2015

Dividend Reinvestment Plan
The Dividend Reinvestment Plan (“Plan”) for The Eagle Growth and Income Opportunities Fund (“Fund”), provides that a holder of the Fund’s common shares of beneficial interest (each, a “Common Share” and, collectively “Common Shares”) will be automatically enrolled in the Plan (each, a “Participant” and collectively, “Participants”). All dividends and distributions on such Shareholder’s Common Shares will be reinvested by American Stock Transfer and Trust Company, LLC (“Plan Administrator”), as agent for Shareholders in administering the Plan, in additional Common Shares. Participation in the Plan may be terminated or resumed at any time without penalty by notice if received and processed by the Plan Administrator prior to the dividend record rate; otherwise such termination or resumption will be effective with respect to any subsequently declared dividend or other distribution. Some brokers may automatically elect to receive cash on your behalf and may re-invest that cash in additional Common Shares for you. If you wish for all dividends declared on your Common Shares to be paid in cash, please contact your broker.
Plan Details
1.
The Plan Administrator will open an account for each holder of Common Shares under the Plan in the same name in which such holder of Common Shares is registered. Whenever the Fund declares a dividend or other distribution (together, a “Dividend”) payable in cash, non-participants in the Plan will receive cash and participants in the Plan will receive the equivalent in Common Shares. The Common Shares will be acquired by the Plan Administrator for the participants’ accounts, depending upon the circumstances described below, either (i) through receipt of additional unissued but authorized Common Shares from the Fund (“Newly Issued Common Shares”) or (ii) by purchase of outstanding Common Shares on the open market (“Open-Market Purchases”) on the New York Stock Exchange or elsewhere.

2.
If, on the payment date for any Dividend, the closing market price plus estimated per share fees (which include any brokerage commissions the Plan Administrator is required to pay) is equal to or greater than the net asset value (“NAV”) per Common Share, the Plan Administrator will invest the Dividend amount in Newly Issued Common Shares on behalf of the participants. The number of Newly Issued Common Shares to be credited to each participant’s account will be determined by dividing the dollar amount of the Dividend by the NAV per Common Share on the payment date; provided that, if the NAV is less than or equal to 95% of the closing market value on the payment date, the dollar amount of the Dividend will be divided by 95% of the closing market price per Common Share on the payment date. If, on the payment date for any Dividend, the NAV per Common Share is greater than the closing market value plus per share fees, the Plan Administrator will invest the Dividend amount in Common Shares acquired on behalf of the participants in Open-Market Purchases. In the event of a market discount on the payment date for any Dividend, the Plan Administrator will have until the last business day before the next date on which the Common Shares trade on an “ex-dividend” basis or 30 days after the payment date for such Dividend, whichever is sooner (the “Last Purchase Date”), to invest the Dividend amount in Common Shares acquired in Open-Market Purchases. It is contemplated that the Fund will pay monthly income Dividends. Therefore, the period during which Open-Market Purchases can be made will exist only from the payment date of each Dividend through the date before the next “ex-dividend” date which typically will be approximately ten days. If, before the Plan Administrator has completed its Open-Market Purchases, the market price per Common Share exceeds the NAV per Common Share, the average per Common Share purchase price paid by the Plan Administrator may exceed the NAV of the Common Shares, resulting in the acquisition of fewer Common Shares than if the Dividend had been paid in Newly Issued Common Shares on the Dividend payment date. Because of the foregoing difficulty with respect to Open-Market Purchases, the Plan provides that if the Plan Administrator is unable to invest the full Dividend amount in Open-Market Purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the Plan Administrator may cease making Open-Market Purchases and may invest the uninvested portion of the Dividend amount in Newly

26   Eagle Growth and Income Opportunities Fund Semi-Annual Report | June 30, 2015

Eagle Growth and Income Opportunities Fund
Supplemental Information (unaudited) (continued)June 30, 2015

Dividend Reinvestment Plan (continued)

Issued Common Shares at the NAV per Common Share at the close of business on the Last Purchase Date provided that, if the NAV is less than or equal to 95% of the then current market price per Common Share; the dollar amount of the Dividend will be divided by 95% of the market price on the payment date.
3.
The Plan Administrator maintains all shareholders’ accounts in the Plan and furnishes written confirmation of all transactions in the accounts, including information needed by shareholders for tax records. Common Shares in the account of each Plan participant will be held by the Plan Administrator on behalf of the Plan participant, and each shareholder proxy will include those shares purchased or received pursuant to the Plan. The Plan Administrator will forward all proxy solicitation materials to participants and vote proxies for shares held under the Plan in accordance with the instructions of the participants.

4.
In the case of shareholders such as banks, brokers or nominees which hold shares for others who are the beneficial owners, the Plan Administrator will administer the Plan on the basis of the number of Common Shares certified from time to time by the record shareholder’s name and held for the account of beneficial owners who participate in the Plan.

5.
There will be no charges with respect to Common Shares issued directly by the Fund. However, each participant will pay a per share fee incurred in connection with Open-Market Purchases. The automatic reinvestment of Dividends will not relieve participants of any Federal, state or local income tax that may be payable (or required to be withheld) on such dividends. Participants that request a sale of shares through the Plan Administrator are subject to a $15.00 sales fee and a $0.10 per Common Share sold. All per share fees include any applicable brokerage commissions the Plan Administrator is required to pay.

6.
The Fund reserves the right to amend or terminate the Plan. There is no direct service charge to participants with regard to purchases in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants.

7.
All correspondence or questions concerning the Plan should be directed to the Plan Administrator, American Stock Transfer and Trust Company LLC, by telephone, 1-888-486-2770, through the Internet at www.amstock.com or in writing to American Stock Transfer and Trust Company LLC, P.O. Box 922, Wall Street Station, New York, NY 10269-0560.

   Eagle Growth and Income Opportunities Fund Semi-Annual Report | June 30, 2015   27

Eagle Growth and Income Opportunities Fund
Additional Information (unaudited)June 30, 2015

Corporate Governance
The Fund has filed the required CEO/CFO certifications regarding the quality of the Fund’s public disclosure as exhibits to the Forms N-CSR and Forms N-Q filed by the Fund over the past fiscal year. The Fund’s Form N-CSR and Form N-Q filings are available on the Securities and Exchange Commission’s website at www.sec.gov.
Proxy Voting Policies and Procedures
A description of the policies and procedures that are used by the Fund’s Sub-Adviser to vote proxies relating to the Fund’s portfolio securities is available (1) without charge, upon request, by calling 855-456-3927; and (2) as an exhibit to the Fund’s annual report on Form N-CSR which is available on the website of the Securities and Exchange Commission (the “Commission”) at http://www.sec.gov. Information regarding how the Sub-Adviser voted these proxies during the most recent twelve-month period ending June 30 will be available, without charge, upon request by calling 1-855-456-3927 and on the Commission’s website.
28   Eagle Growth and Income Opportunities Fund Semi-Annual Report | June 30, 2015

Trustees
Steven A. Baffico
Joseph L. Morea*#
S. James Coppersmith*#
Ronald J. Burton*#
Michael Perino*#
Officers
Steven A. Baffico
Jennifer Wilson
Stephanie Trell
Robert Cowles
Investment Adviser
Four Wood Capital Advisors LLC
Sub-Advisers
Eagle Asset Management Inc. Recon Capital Partners, LLC
Administrator, Custodian & Accounting Agent
The Bank of New York Mellon
Transfer Agent, Dividend Paying Agent and Registrar
American Stock Transfer and Trust Company
Independent Registered Public Accounting Firm
McGladrey LLP
Legal Counsel
Dechert LLP

*
Member of Audit Committee

#
Member of Nominating and Corporate Governance Committee

This report, including the financial information herein, is transmitted to the shareholders of Eagle Growth and Income Opportunities Fund for their information. It is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.
Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Fund may purchase their common shares in the open market.
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of its fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on Form N-Q is also available on the Fund’s website at www.fwcapitaladvisors.com/funds/egif.
Information on the Fund is available at www.fwcapitaladvisors.com/funds/egif or by calling the Fund’s investor servicing agent at 855-456-3927.
   Eagle Growth and Income Opportunities Fund Semi-Annual Report | June 30, 2015   29

Item 2. Code of Ethics.
Not applicable.
Item 3. Audit Committee Financial Expert.
Not applicable.
Item 4. Principal Accountant Fees and Services.
Not applicable.
Item 5. Audit Committee of Listed Registrants.
Not applicable.
Item 6. Investments.
(a)
Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)
Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
(a)
Not applicable.

(b)
Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.
Item 11. Controls and Procedures.
(a)
The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.
(a)(1)
Not applicable.

(a)(2)
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)
Not applicable.

(b)
Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)	Eagle Growth and Income Opportunities Fund

By (Signature and Title)*	/s/ Steven A. Baffico
Steven A. Baffico, President (principal executive officer)
Date	9-1-2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By (Signature and Title)*	/s/ Steven A. Baffico
Steven A. Baffico, President (principal executive officer)
Date	9-1-2015

By (Signature and Title)*	/s/ Jennifer Wilson
Jennifer Wilson, Treasurer and Principal Financial Officer (principal financial officer)
Date	9-1-2015

* Print the name and title of each signing officer under his or her signature.